Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Document Type	20-F
Entity Central Index Key	0001071321
Document Registration Statement	false
Document Annual Report	true
Document Fiscal Year Focus	2024
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15092
Entity Registrant Name	TURKCELL ILETISIM HIZMETLERI A S
Entity Incorporation, State or Country Code	W8
Entity Address, Address Line One	Turkcell Küçükyalı Plaza
Entity Address, Address Line Two	Aydınevler Mahallesi İnönü Caddesi
Entity Address, Address Line Three	No:20 Küçükyalı Ofispark Maltepe
Entity Address, Postal Zip Code	34854
Entity Address, City or Town	İstanbul
Entity Address, Country	TR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Auditor Name	GÜNEY BAĞIMSIZ DENETİM VE SERBEST MUHASEBECI MALİ MÜŞAVİRLİK A.Ş.	GÜNEY BAĞIMSIZ DENETİM VE SERBEST MUHASEBECI MALİ MÜŞAVİRLİK A.Ş.	PWC BAGIMSIZ DENETİM VE SERBEST MUHASEBECI MALİ MÜŞAVİRLİK A.Ş.
Auditor Location	Istanbul, Turkiye	Istanbul, Turkiye	Istanbul, Turkiye
Auditor Firm ID	1750	1750	1346
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Ms. Özlem Yardım
City Area Code	212
Local Phone Number	313 18 88
Contact Personnel Fax Number	90 216 504 40 58
Entity Address, Address Line One	Turkcell Küçükyalı Plaza
Entity Address, Address Line Two	Aydınevler Mahallesi İnönü Caddesi
Entity Address, Address Line Three	No:20 Küçükyalı Ofispark Maltepe
Entity Address, Postal Zip Code	34854
Entity Address, City or Town	İstanbul
Entity Address, Country	TR
Ordinary shares [member]
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares Nominal Value TRY 1.000
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	2,200,000,000
Group A Ordinary Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	330,000,000
Group B Ordinary Shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	1,870,000,000
American Depositary Shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares,each representing 2.5 ordinary shares
Trading Symbol	TKC
Security Exchange Name	NYSE